Annual Total Returns	Dec. 31, 2020
Prospectus #1 | Eaton Vance Tax-Managed Growth Fund 1.1
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #1 | Eaton Vance Tax-Managed Growth Fund 1.1 | Class A
Bar Chart Table:
2011	0.42%
2012	15.05%
2013	31.92%
2014	12.33%
2015	2.15%
2016	8.68%
2017	22.35%
2018	(5.36%)
2019	29.45%
2020	23.05%
Prospectus #1 | Eaton Vance Tax-Managed Growth Fund 1.2
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #1 | Eaton Vance Tax-Managed Growth Fund 1.2 | Class A
Bar Chart Table:
2011	0.20%
2012	14.87%
2013	31.76%
2014	12.10%
2015	2.03%
2016	8.48%
2017	22.15%
2018	(5.50%)
2019	29.28%
2020	22.84%
Prospectus #2 | Eaton Vance Stock Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #2 | Eaton Vance Stock Fund | Class A
Bar Chart Table:
2011	(2.06%)
2012	15.59%
2013	32.83%
2014	11.99%
2015	4.51%
2016	6.80%
2017	19.91%
2018	(5.89%)
2019	35.01%
2020	18.22%
Prospectus #3 | Parametric Commodity Strategy Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #3 | Parametric Commodity Strategy Fund | Investor Class
Bar Chart Table:
2012	2.05%
2013	(10.64%)
2014	(14.81%)
2015	(22.36%)
2016	13.78%
2017	6.70%
2018	(9.60%)
2019	9.18%
2020	7.73%